UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE              August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name

     028-02588                      Klingenstein Fields & Co. LLC
     028-03877                      Fiduciary Trust Co. Intl.
     028-05814                      Baldwin Brothers Inc.
     028-02635                      Gardner, Russo & Gardner
     028-00154                      Ruane, Cunnif & Goldfarb Inc.
     028-01658                      Chieftain Capital Management Inc.
     028-05092                      William, Jones & Associates LLC
     028-03490                      Alex Brown Investment Management LLC
     ---------------------------    ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $68,048
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                          FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
ABBOTT LABS                       COM           002824100    3,853     73,225   SH           Sole      None     73,225
AMERICAN EXPRESS CO               COM           025816109      516      9,975   SH           Sole      None      9,975
BANK OF AMERICA CORPORATION       COM           060505104      320     29,200   SH           Sole      None     29,200
BERKSHIRE HATHAWAY INC DEL       CL A           084670108    5,805         50   SH           Sole      None         50
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      902     11,650   SH           Sole      None     11,650
CAMPBELL SOUP CO                  COM           134429109    6,806    196,981   SH           Sole      None    196,981
CHEVRON CORP NEW                  COM           166764100      527      5,129   SH           Sole      None      5,129
CISCO SYS INC                     COM           17275R102    1,280     82,000   SH           Sole      None     82,000
COCA COLA CO                      COM           191216100      696     10,350   SH           Sole      None     10,350
COMCAST CORP NEW                 CL A           20030N101      773     30,510   SH           Sole      None     30,510
DISNEY WALT CO                COM DISNEY        254687106      606     15,534   SH           Sole      None     15,534
EXXON MOBIL CORP                  COM           30231G102   15,788    194,003   SH           Sole      None    194,003
GENERAL ELECTRIC CO               COM           369604103    1,413     74,913   SH           Sole      None     74,913
HESS CORP                         COM           42809H107      598      8,000   SH           Sole      None      8,000
JPMORGAN CHASE & CO               COM           46625H100      270      6,598   SH           Sole      None      6,598
METROPCS COMMUNICATIONS INC       COM           591708102   15,213    883,940   SH           Sole      None    883,940
PEPSICO INC                       COM           713448108      718     10,200   SH           Sole      None     10,200
PLAINS EXPL& PRODTN CO            COM           726505100      686     18,000   SH           Sole      None     18,000
UNION PAC CORP                    COM           907818108      418      4,000   SH           Sole      None      4,000
WELLS FARGO & CO NEW              COM           949746101   10,860    387,013   SH           Sole      None    387,013
                                                            68,048




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